Changes to the obligation reported in other current liabilities and asset retirement obligations (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2016	Sep. 30, 2017	Oct. 02, 2016	Dec. 31, 2015	Oct. 03, 2016
Successor
Beginning balance, Liability		$ 1,718	$ 1,726
Additions:
Accretion		14	41
Adjustment for new cost estimate	[1]		7
Reductions:
Payments		(6)	(23)
Ending balance, Liability		1,726	1,751	$ 1,718
Less amounts due currently		(55)	(85)
Noncurrent liability at end of period		1,671	1,666			$ 1,663
Predecessor
Beginning balance, Liability		860		830	$ 614
Additions:
Accretion				43	51
Adjustment for new cost estimate				1	70
Incremental reclamation costs				26	153
Reductions:
Payments				(40)	(58)
Ending balance, Liability				860	830
Less amounts due currently				(51)	(66)
Noncurrent liability at end of period				809	764	$ 809
Nuclear Plant Decommissioning [Member] | Successor
Beginning balance, Liability		1,192	1,200
Additions:
Accretion		8	23
Reductions:
Payments			0
Ending balance, Liability		1,200	1,223	1,192
Noncurrent liability at end of period		1,200	1,223
Nuclear Plant Decommissioning [Member] | Predecessor
Beginning balance, Liability		530		508	413
Additions:
Accretion				22	25
Adjustment for new cost estimate					70
Reductions:
Ending balance, Liability				530	508
Noncurrent liability at end of period				530
Mining Land Reclamation [Member] | Successor
Beginning balance, Liability		374	375
Additions:
Accretion		5	14
Adjustment for new cost estimate	[1]		3
Reductions:
Payments		(4)	(23)
Ending balance, Liability		375	369	374
Less amounts due currently		(53)	(83)
Noncurrent liability at end of period		322	286
Mining Land Reclamation [Member] | Predecessor
Beginning balance, Liability		208		215	165
Additions:
Accretion				16	20
Incremental reclamation costs				14	84
Reductions:
Payments				(37)	(54)
Ending balance, Liability				208	215
Less amounts due currently				(50)
Noncurrent liability at end of period				158
Other Asset Retirement Obligations [Member] | Successor
Beginning balance, Liability		152	151
Additions:
Accretion		1	4
Adjustment for new cost estimate	[1]		4
Reductions:
Payments		(2)	0
Ending balance, Liability		151	159	152
Less amounts due currently		(2)	(2)
Noncurrent liability at end of period		149	$ 157
Other Asset Retirement Obligations [Member] | Predecessor
Beginning balance, Liability		$ 122		107	36
Additions:
Accretion				5	6
Adjustment for new cost estimate				1
Incremental reclamation costs				12	69
Reductions:
Payments				(3)	(4)
Ending balance, Liability				122	$ 107
Less amounts due currently				(1)
Noncurrent liability at end of period				$ 121

[1]	Relates to the impacts of accelerating the ARO associated with the planned retirement of the Monticello plant (see Note 17).